Consolidated Investment Entities - Consolidation of Investment Entities into the Consolidated Balance Sheets (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Total investments and cash		$ 97,274.4		$ 93,457.2
Other assets		14,486.8		16,225.4
Assets held in consolidated investment entities		6,965.6		5,175.7
Assets held in separate accounts	103,098.3	97,667.4		88,714.5
Total assets	220,850.0	216,394.2		203,572.8
Future policy benefits and contract owner account balances		86,055.7		88,358.4
Other liabilities		12,488.1		10,317.2
Liabilities held in consolidated investment entities		4,121.8		2,256.6
Liabilities related to separate accounts	103,098.3	97,667.4		88,714.5
Total liabilities	205,251.1	200,333.0		189,646.7
Equity attributable to common shareholders		13,868.5		12,227.4
Appropriated-consolidated investment entities	0.2	6.4		126.5
Noncontrolling interest	2,207.8	2,186.3		1,572.2
Total liabilities and shareholder's equity	220,850.0	216,394.2		203,572.8
Before Consolidation
Condensed Financial Statements, Captions [Line Items]
Total investments and cash		97,925.5	[1]	94,677.6	[1]
Other assets		14,486.8	[1]	16,225.4	[1]
Assets held in consolidated investment entities		0	[1]	0	[1]
Assets held in separate accounts		97,667.4	[1]	88,714.5	[1]
Total assets		210,079.7	[1]	199,617.5	[1]
Future policy benefits and contract owner account balances		86,055.7	[1]	88,358.4	[1]
Other liabilities		12,488.1	[1]	10,317.2	[1]
Liabilities held in consolidated investment entities		0	[1]	0	[1]
Liabilities related to separate accounts		97,667.4	[1]	88,714.5	[1]
Total liabilities		196,211.2	[1]	187,390.1	[1]
Equity attributable to common shareholders		13,868.5	[1]	12,227.4	[1]
Appropriated-consolidated investment entities		0	[1]	0	[1]
Noncontrolling interest		0	[1]	0	[1]
Total liabilities and shareholder's equity		210,079.7	[1]	199,617.5	[1]
CLOs
Condensed Financial Statements, Captions [Line Items]
Total investments and cash		0		0
Other assets		0		0
Assets held in consolidated investment entities		3,919.9		2,261.2
Assets held in separate accounts		0		0
Total assets		3,919.9		2,261.2
Future policy benefits and contract owner account balances		0		0
Other liabilities		0		0
Liabilities held in consolidated investment entities		3,913.5		2,134.7
Liabilities related to separate accounts		0		0
Total liabilities		3,913.5		2,134.7
Equity attributable to common shareholders		0		0
Appropriated-consolidated investment entities		6.4		126.5
Noncontrolling interest		0		0
Total liabilities and shareholder's equity		3,919.9		2,261.2
VOEs
Condensed Financial Statements, Captions [Line Items]
Total investments and cash		0		0
Other assets		0		0
Assets held in consolidated investment entities		2,999.4		2,914.5
Assets held in separate accounts		0		0
Total assets		2,999.4		2,914.5
Future policy benefits and contract owner account balances		0		0
Other liabilities		0		0
Liabilities held in consolidated investment entities		292.4		199.5
Liabilities related to separate accounts		0		0
Total liabilities		292.4		199.5
Equity attributable to common shareholders		2,707.0		2,715.0
Appropriated-consolidated investment entities		0		0
Noncontrolling interest		0		0
Total liabilities and shareholder's equity		2,999.4		2,914.5
CLOs Adjustments
Condensed Financial Statements, Captions [Line Items]
Total investments and cash		(84.1)	[2]	(77.6)	[2]
Other assets		0	[2]	0	[2]
Assets held in consolidated investment entities		0	[2]	0	[2]
Assets held in separate accounts		0	[2]	0	[2]
Total assets		(84.1)	[2]	(77.6)	[2]
Future policy benefits and contract owner account balances		0	[2]	0	[2]
Other liabilities		0	[2]	0	[2]
Liabilities held in consolidated investment entities		(84.1)	[2]	(77.6)	[2]
Liabilities related to separate accounts		0	[2]	0	[2]
Total liabilities		(84.1)	[2]	(77.6)	[2]
Equity attributable to common shareholders		0	[2]	0	[2]
Appropriated-consolidated investment entities		0	[2]	0	[2]
Noncontrolling interest		0	[2]	0	[2]
Total liabilities and shareholder's equity		(84.1)	[2]	(77.6)	[2]
VOEs Adjustments
Condensed Financial Statements, Captions [Line Items]
Total investments and cash		(567.0)	[2]	(1,142.8)	[2]
Other assets		0	[2]	0	[2]
Assets held in consolidated investment entities		46.3	[2]	0	[2]
Assets held in separate accounts		0	[2]	0	[2]
Total assets		(520.7)	[2]	(1,142.8)	[2]
Future policy benefits and contract owner account balances		0	[2]	0	[2]
Other liabilities		0	[2]	0	[2]
Liabilities held in consolidated investment entities		0	[2]	0	[2]
Liabilities related to separate accounts		0	[2]	0	[2]
Total liabilities		0	[2]	0	[2]
Equity attributable to common shareholders		(2,707.0)	[2]	(2,715.0)	[2]
Appropriated-consolidated investment entities		0	[2]	0	[2]
Noncontrolling interest		2,186.3	[2]	1,572.2	[2]
Total liabilities and shareholder's equity		$ (520.7)	[2]	$ (1,142.8)	[2]

[1]	The Before Consolidation column includes the Company's equity interest in the investment products subsequently consolidated, accounted for as equity method and available-for-sale investments.
[2]	Adjustments include the elimination of intercompany transactions between the Company and its consolidated investment entities, primarily the elimination of the Company's equity at risk recorded as investments by the Company (before consolidation) against either equity (private equity and real estate partnership funds) or senior and subordinated debt (CLOs) of the funds.